Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000069244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Global Value Fund, Institutional Class Shares
C000142760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Global Value Fund, Investor Class Shares
Without Sales Load [Member] | C000069244
Average Annual Return [Line Items]
Average Annual Return, Percent		26.81%	9.39%	7.07%
Without Sales Load [Member] | C000142760
Average Annual Return [Line Items]
Average Annual Return, Percent		26.54%	9.13%	6.80%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%	11.08%	9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		32.79%	11.08%	9.06%